Fair Value, Assets and Liabilities Measured on Recurring Basis Level 3 Reconciliation Breakout (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Trading Securities [Member]
Assets:
Purchases	$ 1,756	$ 1,272	$ 2,728
Sales	(1,785)	(2,140)	(3,056)
Issuances	0	0	0
Settlements	(48)	(45)	(213)
Purchases, sales, issuances and settlements, net	(77)	(913)	(541)
Trading Securities [Member] | US States And Political Subdivisions [Member]
Assets:
Purchases	127	85	313
Sales	(136)	(95)	(199)
Issuances	0	0	0
Settlements	(1)	0	(102)
Purchases, sales, issuances and settlements, net	(10)	(10)	12
Trading Securities [Member] | Mortgage Backed Securities [Member]
Assets:
Purchases	429	49	759
Sales	(420)	(159)	(790)
Issuances	0	0	0
Settlements	0	0	(5)
Purchases, sales, issuances and settlements, net	9	(110)	(36)
Trading Securities [Member] | Collateralized loan and other debt obligations [Member]
Assets:
Purchases	1,030	829	1,054
Sales	(1,064)	(1,478)	(1,310)
Issuances	0	0	0
Settlements	(3)	0	(41)
Purchases, sales, issuances and settlements, net	(37)	(649)	(297)
Trading Securities [Member] | Corporate Debt Securities [Member]
Assets:
Purchases	117	192	80
Sales	(117)	(237)	(150)
Issuances	0	0	0
Settlements	(1)	0	0
Purchases, sales, issuances and settlements, net	(1)	(45)	(70)
Trading Securities [Member] | Total asset-backed securities [Member]
Assets:
Purchases	53	116	516
Sales	(45)	(169)	(585)
Issuances	0	0	0
Settlements	(43)	(45)	(53)
Purchases, sales, issuances and settlements, net	(35)	(98)	(122)
Trading Securities [Member] | Equity Securities [Member]
Assets:
Purchases	0	1	6
Sales	(3)	(2)	(22)
Issuances	0	0	0
Settlements	0	0	(12)
Purchases, sales, issuances and settlements, net	(3)	(1)	(28)
Trading assets (excluding derivatives) [Member]
Assets:
Purchases	1,756	1,272	2,728
Sales	(1,785)	(2,140)	(3,056)
Issuances	0	0	2
Settlements	(48)	(45)	(213)
Purchases, sales, issuances and settlements, net	(77)	(913)	(539)
Trading assets (excluding derivatives) [Member] | Trading Account Assets Other [Member]
Assets:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	2
Settlements	0	0	0
Purchases, sales, issuances and settlements, net	0	0	2
Mortgages held for sale [Member]
Assets:
Purchases	286	441	576
Sales	(574)	0	(21)
Issuances	0	0	0
Settlements	(586)	(749)	(659)
Purchases, sales, issuances and settlements, net	(874)	(308)	(104)
Loans Receivable [Member]
Assets:
Purchases	23	2	23
Sales	0	0	(309)
Issuances	452	257	0
Settlements	(369)	(114)	(13)
Purchases, sales, issuances and settlements, net	106	145	(299)
Mortgage servicing rights [Member]
Assets:
Purchases	0	0	0
Sales	(583)	(293)	0
Issuances	3,469	5,182	4,011
Settlements	0	0	(54)
Purchases, sales, issuances and settlements, net	2,886	4,889	3,957
Derivatives [Member]
Assets and Liabilities:
Purchases	7	393	146
Sales	(153)	(377)	(280)
Issuances	(4)	1	0
Settlements	988	(6,583)	(3,390)
Purchases, sales, issuances and settlements, net	838	(6,566)	(3,524)
Derivatives [Member] | Interest Rate Contract [Member]
Assets and Liabilities:
Purchases	0	11	6
Sales	0	0	(1)
Issuances	0	0	0
Settlements	(39)	(7,360)	(3,419)
Purchases, sales, issuances and settlements, net	(39)	(7,349)	(3,414)
Derivatives [Member] | Commodity Contract [Member]
Assets and Liabilities:
Purchases	0	0	7
Sales	0	(2)	(17)
Issuances	0	0	0
Settlements	(66)	(48)	1
Purchases, sales, issuances and settlements, net	(66)	(50)	(9)
Derivatives [Member] | Equity Contract [Member]
Assets and Liabilities:
Purchases	0	386	123
Sales	(148)	(375)	(255)
Issuances	0	1	0
Settlements	285	6	160
Purchases, sales, issuances and settlements, net	137	18	28
Derivatives [Member] | Foreign Exchange Contract [Member]
Assets and Liabilities:
Purchases	0	2	4
Sales	0	(3)	(4)
Issuances	0	0	0
Settlements	1	6	(6)
Purchases, sales, issuances and settlements, net	1	5	(6)
Derivatives [Member] | Credit Contract [Member]
Assets and Liabilities:
Purchases	7	(6)	6
Sales	(5)	3	(3)
Issuances	(4)	0	0
Settlements	807	813	(126)
Purchases, sales, issuances and settlements, net	805	810	(123)
Derivatives [Member] | Other Contract [Member]
Assets and Liabilities:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	0	0	0
Purchases, sales, issuances and settlements, net	0	0	0
Other Assets [Member]
Assets:
Purchases	1,064	19	10
Sales	(2)	(8)	(1)
Issuances	0	0	0
Settlements	(36)	(72)	(91)
Purchases, sales, issuances and settlements, net	1,026	(61)	(82)
Short sale liabilities [Member]
Liabilities:
Purchases	8	9	(125)
Sales	(8)	(9)	124
Issuances	0	0	0
Settlements	0	0	1
Purchases, sales, issuances and settlements, net	0	0	0
Other Liabilities Excluding Derivatives And Short Sale Liabilities [Member]
Liabilities:
Purchases	0	(3)	(10)
Sales	0	11	1
Issuances	(4)	(216)	0
Settlements	11	246	317
Purchases, sales, issuances and settlements, net	7	38	308
Available for sale Securities [Member]
Assets:
Purchases	3,923	12,684	16,597
Sales	(182)	(462)	(814)
Issuances	2,831	3,078	6,452
Settlements	(7,354)	(11,033)	(12,362)
Purchases, sales, issuances and settlements, net	(782)	4,267	9,873
Available for sale Securities [Member] | Debt Securities [Member]
Assets:
Purchases	3,923	12,684	16,593
Sales	(162)	(454)	(789)
Issuances	2,831	3,078	6,452
Settlements	(7,301)	(10,421)	(11,130)
Purchases, sales, issuances and settlements, net	(709)	4,887	11,126
Available for sale Securities [Member] | US States And Political Subdivisions [Member]
Assets:
Purchases	0	1,847	4,280
Sales	(69)	(37)	(4)
Issuances	648	1,011	4,723
Settlements	(761)	(1,474)	(2,076)
Purchases, sales, issuances and settlements, net	(182)	1,347	6,923
Available for sale Securities [Member] | Mortgage Backed Securities [Member]
Assets:
Purchases	0	125	24
Sales	(38)	(34)	0
Issuances	0	0	0
Settlements	(60)	(71)	(28)
Purchases, sales, issuances and settlements, net	(98)	20	(4)
Available for sale Securities [Member] | Residential Mortgage Backed Securities [Member]
Assets:
Purchases	0	86	3
Sales	(37)	(34)	0
Issuances	0	0	0
Settlements	(3)	(2)	(9)
Purchases, sales, issuances and settlements, net	(40)	50	(6)
Available for sale Securities [Member] | Commercial Mortgage Backed Securities [Member]
Assets:
Purchases	0	39	21
Sales	(1)	0	0
Issuances	0	0	0
Settlements	(57)	(69)	(19)
Purchases, sales, issuances and settlements, net	(58)	(30)	2
Available for sale Securities [Member] | Collateralized loan and other debt obligations [Member]
Assets:
Purchases	1,008	5,608	4,805
Sales	(14)	(185)	(36)
Issuances	0	0	0
Settlements	(369)	(1,483)	(1,044)
Purchases, sales, issuances and settlements, net	625	3,940	3,725
Available for sale Securities [Member] | Corporate Debt Securities [Member]
Assets:
Purchases	0	26	94
Sales	0	(37)	(208)
Issuances	20	0	1
Settlements	(33)	(9)	(72)
Purchases, sales, issuances and settlements, net	(13)	(20)	(185)
Available for sale Securities [Member] | Total asset-backed securities [Member]
Assets:
Purchases	2,915	5,078	7,390
Sales	(41)	(161)	(456)
Issuances	2,163	2,067	1,728
Settlements	(6,078)	(7,384)	(7,910)
Purchases, sales, issuances and settlements, net	(1,041)	(400)	752
Available for sale Securities [Member] | Auto loans and leases [Member]
Assets:
Purchases	1,751	3,004	5,918
Sales	0	0	0
Issuances	1,047	666	333
Settlements	(3,865)	(4,396)	(5,720)
Purchases, sales, issuances and settlements, net	(1,067)	(726)	531
Available for sale Securities [Member] | Home Equity Loans [Member]
Assets:
Purchases	0	0	44
Sales	(5)	(2)	0
Issuances	0	0	0
Settlements	0	(1)	(4)
Purchases, sales, issuances and settlements, net	(5)	(3)	40
Available for sale Securities [Member] | Other asset-backed securities [Member]
Assets:
Purchases	1,164	2,074	1,428
Sales	(36)	(159)	(456)
Issuances	1,116	1,401	1,395
Settlements	(2,213)	(2,987)	(2,186)
Purchases, sales, issuances and settlements, net	31	329	181
Available for sale Securities [Member] | Other Debt Securities, Excluding Asset Backed Securities [Member]
Assets:
Purchases			0
Sales			(85)
Issuances			0
Settlements			0
Purchases, sales, issuances and settlements, net			(85)
Available for sale Securities [Member] | Equity Securities [Member]
Assets:
Purchases	0	0	4
Sales	(20)	(8)	(25)
Issuances	0	0	0
Settlements	(53)	(612)	(1,232)
Purchases, sales, issuances and settlements, net	(73)	(620)	(1,253)
Available for sale Securities [Member] | Perpetual Preferred Securities [Member]
Assets:
Purchases	0	0	1
Sales	(20)	0	(13)
Issuances	0	0	0
Settlements	(53)	(611)	(1,231)
Purchases, sales, issuances and settlements, net	(73)	(611)	(1,243)
Available for sale Securities [Member] | Other marketable equity securities [Member]
Assets:
Purchases	0	0	3
Sales	0	(8)	(12)
Issuances	0	0	0
Settlements	0	(1)	(1)
Purchases, sales, issuances and settlements, net	$ 0	$ (9)	$ (10)